Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Financial Instruments And Derivative Insturments
Derivative Instruments and Hedging Activities Disclosure
Fair Value of Financial Instruments and Derivatives Instruments

Cash and cash equivalents and restricted cash and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of December 31, 2018. The fair value of the long-term debt is disclosed in Note 6.

Derivative instruments

The Company, from time to time, may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2017 and 2018, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company enters, from time to time, into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities.The Company’s interest rate swaps did not qualify for hedge accounting. The Company determines the fair market value of the interest rate swaps at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations. As of December 31, 2018 the Company had no outstanding derivative instruments relating to interest rate swaps. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:
Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018
Interest Rate	Derivative assets / Current assets	$62	$—	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	2	—

	Total Derivatives	$62	$—	$2	$—

	Amount of (Loss)/Gain Recognized on Derivatives Year ended December 31,
	2016	2017	2018
Interest Rate Contracts	$(620)	$72	$18
Net (Loss)/Gain Recognized	$(620)	$72	$18

The gain or loss is recognized in the consolidated statement of operations and is presented in Other (Expense)/Income – (Loss)/gain on derivatives.

The Company’s interest rate derivative instruments were pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves and take into account the credit risk of the financial institutions that are counterparties in the interest rate swaps. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2017 and 2018.

	Significant Other Observable Inputs (Level 2)
	December 31,
	2017	2018
Derivative instruments – asset position	$62	$—
Derivative instruments – liability position	2	—

As of December 31, 2017 and 2018, no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated balance sheets.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2017 and 2018 are presented in the table below:

				Notional amount
Loan or Credit Facility (1)	Inception	Expiry	Fixed Rate	December 31, 2017	December 31, 2018
Marindou	January 14, 2013	January 16, 2018	1.6000%	$18,109	$—
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	—
Pemer	June 7, 2013	March 7, 2018	0.9475%	14,000	—
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	—
Shikoku	August 28, 2013	August 28, 2018	1.2500%	11,200	—
Total				$71,309	$—

(1) Under the above swap transactions, the relevant bank effected quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effected quarterly payments to the bank on the relevant amount at the respective fixed rates.

Asset Measured at Fair Value on a Non-Recurring Basis

The following tables summarize the valuation of assets measured at fair value on a non-recurring basis during the year ended December 31, 2017.

	Significant Other Observable Inputs (Level 2)	Loss
	December 31, 2017	December 31, 2017
M/V Panayiota K	$21,600	$29,892
M/V Efrossini	21,375	12,959
M/V Venus History	23,750	19,705
M/V Andreas K	20,450	28,737
Total	$87,175	$91,293

As a result of the impairment analysis performed for the year ended December 31, 2017, four of the Company’s vessels with a carrying amount of $178,468 were written down to their estimated fair value as of December 31, 2017 as determined by the Company based on vessel valuations for the vessels, obtained from independent third party shipbrokers, resulting in an impairment charge of $91,293. This impairment charge is presented in the accompanying consolidated statement of operations under the caption “Impairment loss” for the year ended December 31, 2017. No impairment charge was recorded and no assets were measured at fair value on a non-recurring basis for the year ended December 31, 2018.